401(k) PROFIT-SHARING PLAN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Retirement Benefits [Abstract]
Employer contributions	$ 0	$ 0	$ 0	$ 0